Earnings (Loss) Per Common Share from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2010
Earnings (Loss) Per Common Share from Continuing Operations (Tables) [Abstract]
Earnings (loss) per common share from continuing operations

	Years Ended December 31,
	2010	2009	2008
	(Dollars in millions, except per-share amounts;
	shares in thousands)
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share(1)	$(1,087)	$444	$1,398

Basic weighted-average shares(2)	584,552	581,674	581,342
Effect of dilutive securities:
Nonvested restricted stock units	—	2,216	1,334
Stock options	—	2,065	3,439
Convertible debentures(2)	—	3,430	6,604

Diluted weighted-average shares	584,552	589,385	592,719

Earnings (loss) per common share from continuing operations:
Basic	$(1.86)	$.76	$2.41
Diluted	$(1.86)	$.76	$2.37

(1)	The years of 2009 and 2008 include $1.2 million and $2.4 million, respectively, of interest expense, net of tax, associated with our convertible debentures. (See Note 12.) These amounts have been added back to income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders to calculate diluted earnings per common share.

(2)	During 2009, we issued shares of our common stock in exchange for a portion of our convertible debentures. (See Note 12.)

Stock options excluded

	2010	2009	2008
Options excluded (millions)	2.4	3.7	6.4
Weighted-average exercise price of options excluded	$32.41	$30.21	$26.41
Exercise price range of options excluded	$22.68 - $40.51	$20.28 - $42.29	$16.40 - $42.29
Fourth quarter weighted-average market price	$22.47	$19.81	$16.37